S-K 1602(c) Dilution	May 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.37
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.40
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.63
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.37
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 93,445,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	12,680,667
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.39
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.36
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 81,179,920
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	11,026,667
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(145,080)
No Redemption [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
No Redemption [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
No Redemption [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	93,420,000
No Redemption [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	81,300,000
No Redemption [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
No Redemption [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
No Redemption [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
No Redemption [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
No Redemption [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(766,666)
No Redemption [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(1,166,666)
No Redemption [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	414,000
No Redemption [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	360,000
No Redemption [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	9,200,000
No Redemption [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	8,000,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.15
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 525,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,480,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.85
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.13
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 379,920
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,026,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.89
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(145,080)
Redemption at 100 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 100 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 100 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	93,420,000
Redemption at 100 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	81,300,000
Redemption at 100 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 100 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 100 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(92,920,000)
Redemption at 100 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (80,800,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(766,666)
Redemption at 100 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(1,166,666)
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	414,000
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	360,000
Redemption at 100 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(9,200,000)
Redemption at 100 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(8,000,000)
Redemption at 100 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	9,200,000
Redemption at 100 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	8,000,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.79
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.24
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.76
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 70,215,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	10,380,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.24
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.79
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.24
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.76
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 60,979,920
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	9,026,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.25
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(145,080)
Redemption at 25 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 25 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 25 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	93,420,000
Redemption at 25 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	81,300,000
Redemption at 25 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 25 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 25 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(23,230,000)
Redemption at 25 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (20,200,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(766,666)
Redemption at 25 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(1,166,666)
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	414,000
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	360,000
Redemption at 25 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(2,300,000)
Redemption at 25 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(2,000,000)
Redemption at 25 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	9,200,000
Redemption at 25 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	8,000,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.84
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.19
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.81
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 46,985,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	8,080,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.19
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.83
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.20
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.80
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 40,779,920
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	7,026,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.20
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(145,080)
Redemption at 50 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 50 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 50 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	93,420,000
Redemption at 50 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	81,300,000
Redemption at 50 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 50 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 50 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(46,460,000)
Redemption at 50 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (40,400,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(766,666)
Redemption at 50 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(1,166,666)
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	414,000
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	360,000
Redemption at 50 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(4,600,000)
Redemption at 50 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(4,000,000)
Redemption at 50 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	9,200,000
Redemption at 50 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	8,000,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.11
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 23,755,000
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,780,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.89
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.12
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.09
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ 20,579,920
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,026,667
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.91
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(145,080)
Redemption at 75 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 75 Percent of Maximum [Member] | Net tangible book deficit before this offering and excluding deferred offering costs [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	(112,519)
Redemption at 75 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	93,420,000
Redemption at 75 Percent of Maximum [Member] | Net proceeds from this offering and sale of the private warrants, net of expenses [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Proceeds from Offering | $	81,300,000
Redemption at 75 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 75 Percent of Maximum [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	137,519
Redemption at 75 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Underwriting discounts and commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(69,690,000)
Redemption at 75 Percent of Maximum [Member] | Proceeds held in trust subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (60,600,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(766,666)
Redemption at 75 Percent of Maximum [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(1,166,666)
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the private warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares underlying the public warrants [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	414,000
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	360,000
Redemption at 75 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(6,900,000)
Redemption at 75 Percent of Maximum [Member] | Shares subject to redemption [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(6,000,000)
Redemption at 75 Percent of Maximum [Member] | Additional private warrants sold to sponsor [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	9,200,000
Redemption at 75 Percent of Maximum [Member] | Ordinary shares included in the units offered [Member] | Over-allotment Option Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used, Offering	8,000,000